Quarterly Operating Results (Unaudited) (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Realized gains (losses) on securities and favorable (unfavorable) development on unpaid loss and loss adjustment expenses
Total realized gains on securities	$ 49	$ 8	$ 19		$ 29	$ 57	$ 11	$ 4	$ 76	$ 101	$ 43
Prior year development favorable (unfavorable)	$ 27	$ 34	$ (13)	$ 21	$ 48	$ 14	$ 57	$ 39	$ 69	$ 158	$ 198